Business Combinations - Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions			6 Months Ended		12 Months Ended
	Oct. 09, 2019	Feb. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill			$ 966.8		$ 966.8
Cash paid for acquisitions, net of cash acquired			$ 0.0	$ 714.9
DiscoverOrg Holdings
Business Acquisition [Line Items]
Goodwill					966.8	$ 445.7	$ 439.7
Cash paid for acquisitions, net of cash acquired					723.1	$ 8.5
Komiko
Business Acquisition [Line Items]
Unearned revenue	$ (0.2)
Total identifiable net assets acquired	2.2
Goodwill	6.3
Total consideration	8.5
Contingent earnout payments	(0.2)
Cash paid for acquisitions, net of cash acquired	8.3
Komiko | DiscoverOrg Holdings
Business Acquisition [Line Items]
Unearned revenue	(0.2)
Total identifiable net assets acquired	2.2
Goodwill	6.3
Total consideration	8.5
Contingent earnout payments	(0.2)
Cash paid for acquisitions, net of cash acquired	8.3
Komiko | Developed technology
Business Acquisition [Line Items]
Finite-lived intangible assets	2.4
Komiko | Developed technology | DiscoverOrg Holdings
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 2.4
Pre-Acquisition ZI
Business Acquisition [Line Items]
Cash, cash equivalents, and restricted cash		$ 12.1
Accounts receivable		22.1
Prepaid expenses and other assets		4.2
Property and equipment		6.3
Operating lease right-of-use assets		28.6
Intangible assets		322.0
Accounts payable and other liabilities		(6.8)
Lease liabilities		(28.6)
Deferred tax liabilities		(80.1)
Unearned revenue		(34.5)
Total identifiable net assets acquired		245.3
Goodwill		514.8
Total consideration		760.1
Deferred consideration		(33.2)
Cash acquired		(12.1)
Cash paid for acquisitions, net of cash acquired		714.8
Pre-Acquisition ZI | DiscoverOrg Holdings
Business Acquisition [Line Items]
Cash, cash equivalents, and restricted cash		12.1
Accounts receivable		22.1
Prepaid expenses and other assets		4.2
Property and equipment		6.3
Operating lease right-of-use assets		28.6
Intangible assets		322.0
Accounts payable and other liabilities		(6.8)
Lease liabilities		(28.6)
Deferred tax liabilities		(80.1)
Unearned revenue		(34.5)
Total identifiable net assets acquired		245.3
Goodwill		514.8
Total consideration		760.1
Deferred consideration		(33.2)
Cash acquired		(12.1)
Cash paid for acquisitions, net of cash acquired		$ 714.8
NeverBounce | DiscoverOrg Holdings
Business Acquisition [Line Items]
Unearned revenue					(0.1)
Total identifiable net assets acquired					3.6
Goodwill					6.0
Total consideration					9.6
Contingent earnout payments					(1.1)
NeverBounce | Fixed assets | DiscoverOrg Holdings
Business Acquisition [Line Items]
Finite-lived intangible assets					0.1
NeverBounce | Brand portfolio | DiscoverOrg Holdings
Business Acquisition [Line Items]
Finite-lived intangible assets					0.2
NeverBounce | Developed technology | DiscoverOrg Holdings
Business Acquisition [Line Items]
Finite-lived intangible assets					2.3
NeverBounce | Customer relationships | DiscoverOrg Holdings
Business Acquisition [Line Items]
Finite-lived intangible assets					$ 1.1